Trading revenues	12 Months Ended
Dec. 31, 2020
Trading revenues
7 Trading revenues
in	2020	2019	2018
Trading revenues (CHF million)
Interest rate products	(1)	96	757
Foreign exchange products	2,473	668	367
Equity/index-related products	422	1,071	(307)
Credit products	192	(513)	(97)
Commodity and energy products	132	144	102
Other products	77	273	(198)
Trading revenues	3,295	1,739	624
Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.
Trading revenues include revenues from trading financial assets and liabilities as follows:
■ Equities;
■ Commodities;
■ Listed and OTC derivatives;
■ Derivatives linked to funds of hedge funds and providing financing facilities to funds of hedge funds;
■ Market making in the government bond and associated OTC derivative swap markets;
■ Domestic, corporate and sovereign debt, convertible and non-convertible preferred stock and short-term securities such as floating rate notes and commercial paper (CP);
■ Market making and positioning in foreign exchange products;
■ Credit derivatives on investment grade and high yield credits;
■ Trading and securitizing all forms of securities that are based on underlying pools of assets; and
■ Life settlement contracts.
Trading revenues also include changes in the fair value of financial assets and liabilities elected to fair value under US GAAP. The main components include certain instruments from the following categories:
■ Central bank funds purchased/sold;
■ Securities purchased/sold under resale/repurchase agreements;
■ Securities borrowing/lending transactions;
■ Loans and loan commitments; and
■ Customer deposits, short-term borrowings and long-term debt.
Managing the risks
As a result of the Group’s broad involvement in financial products and markets, its trading strategies are correspondingly diverse and exposures are generally spread across a diversified range of risk factors and locations. The Group uses an economic capital limit structure to limit overall risk taking. The level of risk incurred by its divisions is further managed by a variety of factors and specific risk constraints, including consolidated controls over trading exposures. Also, as part of its overall risk management, the Group holds a portfolio of economic hedges. Hedges are impacted by market movements, similar to trading securities, and may result in gains or losses on the hedges which offset losses or gains on the portfolios they were designed to economically hedge. The Group manages its trading risk with regard to both market and credit risk. The Group uses market risk measurement and management methods capable of calculating comparable exposures across its many activities and employs focused tools that can model unique characteristics of certain instruments or portfolios.
The principal risk measurement methodology for trading book exposures is value-at-risk. Macroeconomic and specific hedging strategies are in place to manage and mitigate the market and credit risk in the trading book.

Bank
Trading revenues
7 Trading revenues
in	2020	2019	2018
Trading revenues (CHF million)
Interest rate products	(91)	67	759
Foreign exchange products	2,482	656	372
Equity/index-related products	387	1,146	(481)
Credit products	192	(513)	(97)
Commodity and energy products	132	144	102
Other products	76	273	(199)
Trading revenues	3,178	1,773	456
Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.
> Refer to “Note 7 – Trading revenues” in VI – Consolidated financial statements – Credit Suisse Group for further information.